Summary of Significant Accounting Policies (Policies)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the accounting rules and regulations of the Securities and Exchange Commission (the “SEC”). References to GAAP issued by the Financial Accounting Standards Board (“FASB”) in these accompanying notes to the unaudited condensed financial statements are to the FASB Accounting Standards Codification (“ASC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Company’s Registration Statement on Form S-4, as filed with the SEC.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), expressed in U.S. dollars. The accompanying financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of the Company’s management, are necessary to present fairly the financial position, results of operations, and cash flows for the period presented in accordance with GAAP. References to GAAP issued by FASB in these accompanying notes to the financial statements are to the FASB Accounting Standards Codification (“ASC”). The financial statements have been prepared assuming the Company will continue as a going concern; however conditions described above raise substantial doubt about the ability to do so. The financial statements do not include adjustments to reflect possible future effects on the recoverability and classifications of assets should the Company not be able to continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

There were no significant estimates for the three months ended March 31, 2026.

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

There were no significant estimates for the period from September 22, 2025 (inception) through December 31, 2025.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. There was no cash at March 31, 2026 and December 31, 2025.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution. Cash accounts in a financial institution may at times exceed the Federal Depository Insurance Corporation limit. There was no cash at December 31, 2025.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of March 31, 2026 and December 31, 2025.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity date of three months or less when purchased to be cash equivalents. The Company did not have any cash or cash equivalents as of December 31, 2025.

Net Income per Ordinary Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock.

The computation of basic and dilutive net income per common stock for the three months ended March 31, 2026 is as follows:

For the three months ended
March 31, 2026
Numerator:
Net loss	$(139,635)
Denominator:
Weighted-average number of shares of common stock outstanding – basic and diluted	1,000
Basic and diluted net loss per share of common stock	$(139.64)

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock. There were no potential diluted common stock equivalents for the period from September 22, 2025 (inception) through December 31, 2025.

The computation of basic and dilutive net loss per common stock for the period from September 22, 2025 (inception) through December 31, 2025 is as follows:

For the period
September 22, 2025
(inception) through
December 31, 2025
Numerator:
Net loss	$(145,382)
Denominator:
Weighted-average number of shares of common stock outstanding – basic and diluted	1,000
Basic and diluted net loss per share of common stock	$(145.38)

Segment Information

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the Chief Executive Officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. Currently, the CODM currently reviews total expenses as the primary measure to manage the business and does not segment the business for internal reporting or decision making. The CODM does not review segment assets at a level other than that presented in the Company’s balance sheet. There are no significant expense categories regularly provided to the CODM beyond those disclosed in the statement of operations.

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the Chief Executive Officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. Currently, the CODM currently reviews total expenses as the primary measure to manage the business and does not segment the business for internal reporting or decision making. The CODM does not review segment assets at a level other than that presented in the Company’s balance sheet. There are no significant expense categories regularly provided to the CODM beyond those disclosed in the statement of operations.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. There are no derivative financial instruments as of March 31, 2026 and December 31, 2025.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. There are no derivative financial instruments as of December 31, 2025.

Income taxes

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740 “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and the measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740 “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and the measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Deferred Transaction Costs

Deferred Transaction Costs

The Company capitalizes transaction costs, which primarily consist of direct, incremental legal, professional, and other third-party fees relating to the Company’s closing of the Transactions and are presented as an asset in the balance sheet. The deferred costs will be offset against proceeds upon the consummation of an offering resulting from the closing of the Transactions. If the Transactions are not consummated, such deferred costs would be expensed in the period in which the Transactions are abandoned. As of March 31, 2026 and December 31, 2025, deferred transaction costs totaled $2,224,203 and $1,629,758, respectively.

Deferred Transaction Costs

The Company capitalizes transaction costs, which primarily consist of direct, incremental legal, professional, and other third-party fees relating to the Company’s closing of the Transactions and are presented as an asset in the consolidated balance sheet. The deferred costs will be offset against proceeds upon the consummation of an offering resulting from the closing of the Transactions. If the Transactions are not consummated, such deferred costs would be expensed in the period in which the Transactions are abandoned. As of December 31, 2025, deferred transaction costs totaled $1,629,758.

Recently Issued Accounting Standards

Recent Accounting Pronouncements:

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 31, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.

In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The standard revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. The amendments differ from current U.S. GAAP because, for certain transactions, they replace the requirement that the primary beneficiary of a VIE is always the acquirer with an assessment that requires an entity to consider the factors to determine which entity is the accounting acquirer. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The ASU does not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance will become effective for interim and annual reporting periods beginning on January 1, 2027, will require a prospective transition method for business combinations that occur after the initial adoption date, and early adoption is permitted. Management is currently evaluating the impact of the new standard on the Company’s financial statements.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information related to income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. This ASU will be effective for the annual period ending December 31, 2025, with early adoption permitted. The adoption of this guidance did not have an impact on the Company’s financial statements.

Recent Accounting Pronouncements:

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 31, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.

In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The standard revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. The amendments differ from current U.S. GAAP because, for certain transactions, they replace the requirement that the primary beneficiary of a VIE is always the acquirer with an assessment that requires an entity to consider the factors to determine which entity is the accounting acquirer. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The ASU does not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance will become effective for interim and annual reporting periods beginning on January 1, 2027, will require a prospective transition method for business combinations that occur after the initial adoption date, and early adoption is permitted. Management is currently evaluating the impact of the new standard on the Company’s financial statements.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information related to income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. This ASU will be effective for the annual period ending December 31, 2025, with early adoption permitted. The adoption of this guidance did not have an impact on the Company’s financial statements.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Avalanche Treasury Company, LLC
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the accounting rules and regulations of the Securities and Exchange Commission (the “SEC”). References to GAAP issued by the Financial Accounting Standards Board (“FASB”) in these accompanying notes to the unaudited condensed financial statements are to the FASB Accounting Standards Codification (“ASC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Company’s Registration Statement on Form S-4, as filed with the SEC.

In the opinion of management, the accompanying unaudited condensed financial statements contain all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position as of March 31, 2026, and the results of its operations and its cash flows for the three months ended March 31, 2026. The results of operations for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the full fiscal year ending December 31, 2026 or any future interim period.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting rules and regulations of the SEC. References to GAAP issued by the FASB in these accompanying notes to the financial statements are to the FASB Accounting Standards Codification (“ASC”).

Use of Estimates

Use of Estimates

The preparation of the accompanying unaudited condensed financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate is the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Cash

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the FDIC up to $250,000 per depositor, per insured bank. As of March 31, 2026, the Company had $954,051 in cash balances in excess of the FDIC insured limit. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash.

USD Coin

The Company holds USDC, a fiat-backed stablecoin issued on public blockchain networks. USDC is accounted for as a financial asset. Based on the terms governing USDC, the Company has a contractual right to redeem USDC for U.S. dollars on demand. Because this right represents a contractual claim to cash, USDC meets the definition of a financial asset under ASC 825-10, Financial Instruments — Overall. USDC is recognized as a financial asset upon acquisition.

The Company classifies its USDC as current assets on the balance sheet. The Company safeguards its USDC through third-party custodians. As of March 31, 2026 and December 31, 2025, the Company held USDC balances of $2,391,023 and $3,373,564, respectively, with third-party custodian Coinbase Custody Trust Company, LLC. The Company’s USDC holdings are subject to the creditworthiness and reserve practices of the issuer. Although USDC is designed to maintain a stable value, de-pegging events, regulatory actions, or issuer level risks could impair the Company’s ability to redeem USDC at par.

For the three months ended March 31, 2026 the Company earned yield of $21,059 USDC on USDC balances through participation in a third-party wallet and recorded $21,059 related to these USDC as other income in the accompanying unaudited condensed statement of operations. The Company’s purchases, sales, and dispositions of USDC are reflected within investing activities in the statement of cash flows. Contributions of USDC received in connection with private placement member interest agreements are presented as non-cash financing activities in the accompanying statement of cash flows.

Digital Assets

The Company holds Digital Assets, which include Avalanche (“AVAX”) and staked Avalanche (“stAVAX”) which expose it to concentrations of market, credit and custodial risk. As of March 31, 2026 and December 31, 2025, digital assets represented a significant portion of the Company’s total assets. The Company’s holdings of AVAX and stAVAX are not insured or guaranteed by any government or third-party institution. Changes in market prices, protocol performance, or blockchain network conditions could materially affect the fair value of these assets.

The Company safeguards its digital assets through third-party custodians. As of March 31, 2026 and December 31, 2025, the Company held approximately 8,462,227 and 8,329,871 AVAX, respectively, at Coinbase Custody Trust Company, LLC. In addition, as of March 31, 2026 and December 31, 2025, the Company held approximately 5,323,608 and 5,249,578 AVAX, respectively, and approximately 1,180,516 and 1,180,516 stAVAX, respectively, at BitGo Trust Company, Inc.

The Company’s AVAX and stAVAX holdings are dependent on the performance and security of the underlying Avalanche blockchain and the specific staking protocol that issues AVAX and stAVAX. Smart contract vulnerabilities, validator performance issues, or protocol governance actions could adversely affect the value or liquidity of AVAX and stAVAX.

Digital asset markets may experience periods of reduced liquidity. The Company may be unable to convert AVAX or stAVAX into fiat currency or other digital assets on a timely basis or at expected prices.

Concentration and Current Vulnerability

The Company’s activities consisted principally of investing, staking and evaluating digital token technologies that run on the Avalanche public blockchain network. Due to the current nature of the Company’s operations and the scale of business transacted on the Avalanche Network, a concentration could potentially result in vulnerability as of the reporting date. The concentration and potential associated vulnerabilities are listed below:

●	A decline in, or loss of, staking rewards earned from the staking of AVAX and stAVAX delegated to one or more validator nodes on the network;
●	A decline in, or loss of, the Company’s AVAX or stAVAX holdings and its utility to the Avalanche network and a source of liquidity for its business; and
●	Disruption to the nature and extent of the business plan should the Avalanche public blockchain fail or become redundant due to technological obsolescence or regulatory action.

The AVAX and stAVAX tokens perform various functions within the Avalanche Ecosystem, including incentivizing network security and functionality and acting as the payment currency on the primary network. Therefore this concentration may result in vulnerability to a near-term severe impact, and at least a possibility that there could be events outside of the Company’s control that may result in a severe impact in the near future.

Based on the above concentrations, as of the date of these unaudited condensed financial statements, and in the event of a dissolution of Avalanche Foundation or an inability of the Avalanche public blockchain and/or AVAX or stAVAX to function as expected, these could result in near-term severe impacts to the Company’s business.

Management monitors these concentrations on an ongoing basis and may adjust its USDC and digital asset exposure in response to market, regulatory, or operational developments.

The Company relies on third-party service providers to perform certain functions essential to its operations. Any disruptions to the Company’s service providers’ business operations resulting from business failures, financial instability, security failures, government mandated regulation or operational problems could have an adverse impact on the Company’s ability to access critical services and be disruptive to the operations of the Company.

If the Company were to liquidate a significant block of AVAX in a single transaction, this may adversely impact the price per AVAX in the market. Although substantial portions of the AVAX are subject to lock-up restrictions, there could be liquidity risk if the Company were to sell a significant block of AVAX.

Concentration of Credit Risk

Cash

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the FDIC up to $250,000 per depositor, per insured bank. As of December 31, 2025, the Company had approximately $1.5 million in cash balances in excess of the FDIC insured limit. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash.

USD Coin

The Company holds USDC, a fiat-backed stablecoin issued on public blockchain networks. USDC is accounted for as a financial asset. Based on the terms governing USDC, the Company has a contractual right to redeem USDC for U.S. dollars on demand. Because this right represents a contractual claim to cash, USDC meets the definition of a financial asset under ASC 825-10, Financial Instruments - Overall. USDC is recognized as a financial asset upon acquisition.

The Company classifies its USDC as current assets on the balance sheet. The Company safeguards its USDC through third-party custodians. As of December 31, 2025, the Company held 3,373,564 USDC with third-party custodian Coinbase Custody Trust Company, LLC. The Company’s USDC holdings are subject to the creditworthiness and reserve practices of the issuer. Although USDC is designed to maintain a stable value, de-pegging events, regulatory actions, or issuer level risks could impair the Company’s ability to redeem USDC at par.

For the period from August 20, 2025 (inception), the Company earned yield of 75,157 USDC on USDC balances through participation in a third-party wallet and recorded $75,157 related to these USDC as other income in the accompanying statement of operations. Purchases of USDC are reflected as cash flows used in investing activities in the accompanying statement of cash flows. Contributions of USDC received in connection with private placement member interest agreements are presented as non-cash financing activities in the accompanying statement of cash flows.

Digital Assets

The Company holds Digital Assets, which include Avalanche (“AVAX”) and staked Avalanche (“stAVAX”) which expose it to concentrations of market, credit and custodial risk. As of December 31, 2025, digital assets represented a significant portion of the Company’s total assets. The Company’s holdings of AVAX and stAVAX are not insured or guaranteed by any government or third-party institution. Changes in market prices, protocol performance, or blockchain network conditions could materially affect the fair value of these assets.

The Company safeguards its digital assets through third-party custodians. As of December 31, 2025, the Company’s holdings with third-party custodians consisted of approximately 8,329,871 AVAX at Coinbase Custody Trust Company, LLC and approximately 5,249,578 AVAX and 1,180,516 stAVAX at Bitgo Trust Company, Inc.

The Company’s AVAX and stAVAX holdings are dependent on the performance and security of the underlying Avalanche blockchain and the specific staking protocol that issues AVAX and stAVAX. Smart contract vulnerabilities, validator performance issues, or protocol governance actions could adversely affect the value or liquidity of AVAX and stAVAX.

Digital asset markets may experience periods of reduced liquidity. The Company may be unable to convert AVAX or stAVAX into fiat currency or other digital assets on a timely basis or at expected prices.

Concentration and Current Vulnerability

The Company’s activities consisted principally of investing, staking and evaluating digital token technologies that run on the Avalanche public blockchain network. Due to the current nature of the Company’s operations and the scale of business transacted on the Avalanche Network, a concentration could potentially result in vulnerability as of the reporting date. The concentration and potential associated vulnerabilities are listed below:

●	A decline in, or loss of, staking rewards earned from the staking of AVAX and stAVAX staked to one or more validator nodes on the network;
●	A decline in, or loss of, the Company’s AVAX or stAVAX holdings and its utility to the Avalanche network and a source of liquidity for its business; and
●	Disruption to the nature and extent of the business plan should the Avalanche public blockchain fail or become redundant due to technological obsolescence or regulatory action.

The AVAX and stAVAX tokens perform various functions within the Avalanche Ecosystem, including incentivizing network security and functionality and acting as the payment currency on the primary network. Therefore this concentration may result in vulnerability to a near-term severe impact, and at least a possibility that there could be events outside of the Company’s control that may result in a severe impact in the near future.

Based on the above concentrations, as of the date of these financial statements, and in the event of a dissolution of Avalanche Foundation or an inability of the Avalanche public blockchain and/or AVAX or stAVAX to function as expected, these could result in near-term severe impacts to the Company’s business.

Management monitors these concentrations on an ongoing basis and may adjust its USDC and digital asset exposure in response to market, regulatory, or operational developments.

The Company relies on third-party service providers to perform certain functions essential to its operations. Any disruptions to the Company’s service providers’ business operations resulting from business failures, financial instability, security failures, government mandated regulation or operational problems could have an adverse impact on the Company’s ability to access critical services and be disruptive to the operations of the Company.

If the Company were to liquidate a significant block of AVAX in a single transaction, this may adversely impact the price per AVAX in the market. Although substantial portions of the AVAX are subject to lock-up restrictions, there could be liquidity risk if the Company were to sell a significant block of AVAX.

Cash and Cash Equivalents

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”) which may, at times exceed federally insured limits. As of March 31, 2026 and December 31, 2025, the Company had approximately $1,222,052 and $1,758,802 in cash respectively and did not hold any cash equivalents.

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”) which may, at times exceed federally insured limits. As of December 31, 2025, the Company had approximately $1,758,802 in cash and did not hold any cash equivalents.

Net Income per Ordinary Share

Net Loss Per Class A Member Units

Basic net loss per unit is computed by dividing net loss by the weighted average number of Class A member units outstanding during the period. Income and losses are shared prorate based on percentage of ownership of Class A member units. Diluted net loss per Class A Member Unit is computed by giving effect to all potential Class A member units to the extent dilutive. There were no potentially diluted Class A member units equivalents for the three months ended March 31, 2026.

For the three months ended
March 31, 2026
Numerator:
Net loss	$(26,780,242)
Denominator:
Weighted average number of Class A Member units, basic and diluted	27,368,672
Basic and diluted net loss per unit of Class A Member unit	$(0.98)

Net Loss Per Class A Member Units

Basic net loss per unit is computed by dividing net loss by the weighted average number of Class A member units outstanding during the period. Income and losses are shared prorate based on percentage of ownership of Class A member units. Diluted net loss per Class A Member Unit is computed by giving effect to all potential Class A member units to the extent dilutive. There were no potentially diluted Class A member units equivalents for the period from August 20, 2025 (inception) through December 31, 2025.

For the period from August 20,
2025 (inception) through
December 31, 2025
Numerator:
Net loss	$(59,595,550)
Denominator:
Weighted average number of Class A member units, basic and diluted	16,805,272
Basic and diluted net loss per unit of Class A member unit	$(3.55)

Segment Information

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the Chief Executive Officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM reviews profit and loss information as an overall basis, as presented in the accompanying unaudited condensed statement of operations. The CODM does not review segment assets at a level other than that presented in the Company’s balance sheet. There are no significant expense categories regularly provided to the CODM beyond those disclosed in the unaudited condensed statement of operations.

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the Chief Executive Officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM reviews profit and loss information as an overall basis, as presented in the statement of operations. The CODM does not review segment assets at a level other than that presented in the Company’s balance sheet. There are no significant expense categories regularly provided to the CODM beyond those disclosed in the statement of operations.

Income taxes

Income taxes

The Company is a Limited Liability Company taxed as a partnership for federal and state income tax purposes and is therefore not directly subject to income taxes; however, the Company’s members are individually responsible for paying income taxes based on their share of the Company’s taxable income. Accordingly, no income tax expense has been recorded in the accompanying unaudited condensed financial statements, and no income tax payments were made during this period. As of March 31, 2026 and December 31, 2025, the Company has not filed any tax returns in the United States, as applicable. All results from operations were domestic in nature.

Income taxes

The Company is a Limited Liability Company taxed as a partnership for federal and state income tax purposes and is therefore not directly subject to income taxes; however, the Company’s members are individually responsible for paying income taxes based on their share of the Company’s taxable income. Accordingly, no income tax expense has been recorded in the accompanying financial statements, and no income tax payments were made during this period. As of December 31, 2025, the Company has not filed any tax returns in the United States, as applicable. All results from operations were domestic in nature.

Deferred Transaction Costs

Deferred Transaction Costs

The Company capitalizes transaction costs, in accordance with ASC 340-40, Other Assets and Deferred Costs — Contracts with Customers, which primarily consist of direct, incremental legal, professional, accounting and other third-party fees relating to the Company’s closing of the Transactions. The deferred costs will be offset against proceeds upon the consummation of an offering resulting from the closing of the Transactions. Should the planned Transactions prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. At March 31, 2026 and December 31, 2025, the Company recorded $3,537,869 and $1,845,131 in deferred transaction costs on the accompanying balance sheet.

Deferred Transaction Costs

The Company capitalizes transaction costs, in accordance with ASC 340-40, Other Assets and Deferred Costs - Contracts with Customers. which primarily consist of direct, incremental legal, professional, accounting and other third-party fees relating to the Company’s closing of the Transactions. The deferred costs will be offset against proceeds upon the consummation of an offering resulting from the closing of the Transactions. Should the planned Transactions prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. At December 31, 2025, the Company recorded approximately $1.8 million in deferred transaction costs on the accompanying balance sheet.

Digital Assets

Digital Assets

The Company’s digital assets include holdings of AVAX, the native token of the Avalanche blockchain network, which are measured at fair value in accordance with ASU 2023-08, Intangibles — Goodwill and Other — Crypto Assets, codified in ASC Subtopic 350-60 and stAVAX, a liquid staking token on the Avalanche blockchain network, which fall within the scope of ASC 350-30. The digital assets are included in non- current assets in the accompanying balance sheet.

The Company’s AVAX are measured at fair value as of each reporting period using Level 1 inputs in accordance with ASC 820, Fair Value Measurement. Level 1 inputs are based on quoted prices in active markets for identical assets that the Company has the ability to access. The Company has determined its principal market to be Coinbase, which serves as its primary digital asset exchange for purchases and sales and the market in which it conducts the majority of its trading activity and due to the most volume of all accessible markets. Fair value is determined using the closing price as of 12:00 AM UTC on Coinbase on the Company’s financial statement measurement date. Changes in fair value are recognized within change in fair value of digital assets within operating expense in the Company’s accompanying unaudited condensed statement of operations. Realized gains and losses on disposition are recognized using specific identification.

The Company’s stAVAX are intangible assets that do not meet the criteria in ASC 350-60-15-1 and are accounted for as indefinite-lived intangible assets. The Company exchanges AVAX for a receipt token, stAVAX, in connection with its liquid staking activities, which entitles the holder to redeem the digital intangible assets for which it was exchanged. Holders of stAVAX have a claim on the underlying staked AVAX and the associated yield, therefore it is not just a standalone intangible asset but a wrapped token that conveys rights to another asset. ASU 2023-08 excludes digital assets that provide enforceable rights to underlying goods, services, or other assets. Therefore, the Company tests the digital intangible assets for impairment (i) with annual impairment testing and (ii) more frequent impairment testing when events or changes in circumstances indicate that fair value is below carrying amount. If fair value exceeds carrying value, no upward adjustment is recorded. The Company monitors the value of AVAX, subsequent to the initial recognition of the AVAX, on an intraday basis for changes in circumstances that may indicate that the carrying amount of the stAVAX may not be recoverable. This ongoing assessment considers significant declines in the market value of AVAX. While impairment assessments are performed daily, any identified impairment losses are formally recorded on a quarterly basis in the Company’s financial statements. The Company recognizes impairment on the stAVAX at the lowest intraday value of AVAX identified during the period from January 1, 2026 through March 31, 2026, which was below the carrying value of the stAVAX. For the three months ended March 31, 2026, the Company recorded an impairment loss on the stAVAX of $5,059,757 which is presented in operating expenses in the accompanying unaudited condensed statement of operations.

The Company’s current treasury strategy is to retain digital assets as held for investment. The Company does not engage in regular trading of these assets but may stake them. Digital assets held for investment that are staked remain recorded within digital assets in the balance sheet. Staking rewards earned by the Company through staking of these assets are recognized as an addition to digital assets held for investment and in staking rewards in the accompanying unaudited condensed statement of operations in the period received. Based on this strategy, the Company classifies its digital assets as non-current assets on the balance sheet.

Purchases of digital assets are reflected as cash flows used in investing activities in the accompanying statement of cash flows. Contributions of digital assets received in connection with private placement member interest agreements are presented as non-cash financing activities in the accompanying statement of cash flows.

Digital Assets

The Company’s digital assets include holdings of AVAX, the native token of the Avalanche blockchain network, which are measured at fair value in accordance with ASU 2023-08, Intangibles — Goodwill and Other — Crypto Assets, codified in ASC Subtopic 350-60 and stAVAX, a liquid staking token on the Avalanche blockchain network, which fall within the scope of ASC 350-30. The digital assets are included in non-current assets in the accompanying balance sheet.

The Company’s AVAX are measured at fair value as of each reporting period using Level 1 inputs in accordance with ASC 820, Fair Value Measurement. Level 1 inputs are based on quoted prices in active markets for identical assets that the Company has the ability to access. The Company has determined its principal market to be Coinbase, which serves as its primary digital asset exchange for purchases and sales and the market in which it conducts the majority of its trading activity and due to the most volume of all accessible markets. Fair value is determined using the closing price as of 12:00 AM UTC on Coinbase on the Company’s financial statement measurement date. Changes in fair value are recognized within change in fair value of digital assets within operating expense in the Company’s statement of operations. Realized gains and losses on disposition are recognized using specific identification.

The Company’s stAVAX are intangible assets that do not meet the criteria in ASC 350-60-15-1 and are accounted for as indefinite-lived intangible assets. The Company exchanges AVAX for a receipt token, stAVAX, in connection with its liquid staking activities, which entitles the holder to redeem the digital intangible assets for which it was exchanged. Holders of stAVAX have a claim on the underlying staked AVAX and the associated yield, therefore it is not just a standalone intangible asset but a wrapped token that conveys rights to another asset. ASU 2023-08 excludes digital assets that provide enforceable rights to underlying goods, services, or other assets. Therefore, the Company tests the digital intangible assets for impairment (i) with annual impairment testing and (ii) more frequent impairment testing when events or changes in circumstances indicate that fair value is below carrying amount. If fair value exceeds carrying value, no upward adjustment is recorded. The Company monitors the value of AVAX, subsequent to the initial recognition of the AVAX, on an intraday basis for changes in circumstances that may indicate that the carrying amount of the stAVAX may not be recoverable. This ongoing assessment considers significant declines in the market value of AVAX. While impairment assessments are performed daily, any identified impairment losses are formally recorded on a quarterly basis in the Company’s financial statements. The Company recognizes impairment on the stAVAX at the lowest intraday value of AVAX identified during the period from October 1, 2025 through December 31, 2025, which was below the carrying value of the stAVAX. For the period from August 20, 2025 (inception) through December 31, 2025, the Company recorded an impairment loss on the stAVAX of $13.6 million which is presented in operating expenses in the accompanying statement of operations.

The Company’s current treasury strategy is to retain digital assets as held for investment. The Company does not engage in regular trading of these assets but may stake them. Digital assets held for investment that are staked remain recorded within digital assets in the balance sheet. Staking rewards earned by the Company through staking of these assets are recognized as an addition to digital assets held for investment and in staking rewards in the statement of operations in the period received. Based on this strategy, the Company classifies its digital assets as non-current assets on the balance sheet.

Purchases of digital assets are reflected as cash flows used in investing activities in the accompanying statement of cash flows. Contributions of digital assets received in connection with private placement member interest agreements are presented as non-cash financing activities in the accompanying statement of cash flows.

Staking Rewards

Staking Rewards

The Company recognizes revenue from its staking activities in accordance with ASC 606, Revenue from Contracts with Customers, applied by analogy. To determine the appropriate amount of revenue to be recognized the Company performs the following steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including the constraint on variable consideration, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies each performance obligation.

The Company participates in direct staking in proof-of-stake blockchain networks by staking or delegating digital assets held for investment. The Company utilizes third-party node operators to operate validator infrastructure on the Company’s behalf, provide staking facilitation services, and support staking- related reporting and monitoring. The Company is entitled to receive protocol-defined staking rewards only when the validator to which it has staked tokens successfully maintains protocol defined uptime. The Company’s performance obligation is the delegation of its AVAX tokens to a third-party node operator for a defined staking period. This obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price, measured at inception, is recognized ratably over the staking period. The staking terms are contractually fixed at inception and the Company does not have the practical ability to withdraw its tokens prior to the expiration of the staking period. Staked digital assets remain under the Company’s ownership and continue to be measured at fair value.

The Company delegates to third-party node operators to facilitate its staking operations, including the setup, operation, and maintenance of their validator nodes. While the Company determines the amount of AVAX staked and the timing of staking and unstaking, the third-party service providers control the underlying infrastructure critical to the staking process, including node availability and the ability to meet the network’s uptime requirements necessary to earn staking rewards. Because the Company is dependent on the third-party vendors’ infrastructure to meet the performance obligation of the node and to generate rewards, and because the vendors bear primary responsibility for ensuring the nodes remain operational and eligible for rewards, the Company has determined that it acts as the agent in these arrangements. Although the Company retains ownership of the underlying digital assets and directs certain aspects of the staking process, the nature and extent of the vendors’ involvement in delivering the staking service is the predominant factor in this assessment. Accordingly, the Company recognizes staking rewards on a net basis as revenue, net of fees paid to the third-party service providers.

The transaction price consists entirely of variable consideration in the form of staking rewards, which is contingent upon successful uptime requirements by the node operator. The Company constrains variable consideration until it is probable that a significant reversal of cumulative revenue recognized will not occur. Validators are required to maintain a minimum uptime of 90% (previously 80%) throughout the staking period. Failure to meet this threshold results in the forfeiture of all staking rewards for the validator and its delegators, including the Company. As such, the consideration the Company expects to receive is contingent upon the node operator’s performance and is accounted for as variable consideration under ASC 606, by analogy. The transaction price is measured at inception using either the most likely amount or expected value method, depending on which method the Company expects to better predict the amount of consideration to which it will be entitled. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty is subsequently resolved. The performance obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price is recognized ratably over the staking period, subject to the variable consideration constraint. Revenue is not recognized until the uncertainty associated with the variable consideration is resolved, which is typically at the end of the validation period. As of the March 31, 2026 and December 31, 2025 there were no active validation periods in progress.

The fair value of reward tokens is determined using quoted prices on the principal market for the related digital asset at contract inception, which corresponds to the date the staking arrangement is initiated and the transaction price is established. The performance obligation is satisfied over time throughout the staking period as the node operator maintains the required uptime.

The Company participates in liquid staking by staking AVAX in a liquid staking protocol rather than operating its own validator. The Company receives stAVAX tokens, a receipt token representing a claim on the underlying AVAX plus accumulated staking rewards, which are custodied in Bitgo. Unlike direct staking, rewards are not paid separately. Instead, the AVAX-to-stAVAX exchange rate increases over time. The Company may later redeem stAVAX assets for AVAX through the protocol. The Company recognizes the income through liquid staking when the Company earns the reward tokens and the rewards are measurable and realizable. As of March 31, 2026 and December 31, 2025, the Company had 1,180,516 and 1,180,516 stAVAX tokens with a carrying value of $10,187,157 and $15,246,914 respectively after recording a loss on impairment of $5,059,757. The Company did not recognize any reward tokens related to the liquid staking during the three months ended March 31, 2026.

Staking Rewards

The Company recognizes revenue from its staking activities in accordance with ASC 606, Revenue from Contracts with Customers, applied by analogy. To determine the appropriate amount of revenue to be recognized the Company performs the following steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including the constraint on variable consideration, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies each performance obligation.

The Company participates in direct staking in proof-of-stake blockchain networks by staking or delegating digital assets held for investment. The Company utilizes third-party node operators to operate validator infrastructure on the Company’s behalf, provide staking facilitation services, and support staking- related reporting and monitoring. The Company is entitled to receive protocol-defined staking rewards only when the validator to which it has staked tokens successfully maintains protocol defined uptime. The Company’s performance obligation is the delegation of its AVAX tokens to a third-party node operator for a defined staking period. This obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price, measured at inception, is recognized ratably over the staking period. The staking terms are contractually fixed at inception and the Company does not have the practical ability to withdraw its tokens prior to the expiration of the staking period. Staked digital assets remain under the Company’s ownership and continue to be measured at fair value.

The Company delegates to third-party node operators to facilitate its staking operations, including the setup, operation, and maintenance of their validator nodes. While the Company determines the amount of AVAX staked and the timing of staking and unstaking, the third-party service providers control the underlying infrastructure critical to the staking process, including node availability and the ability to meet the network’s uptime requirements necessary to earn staking rewards. Because the Company is dependent on the third-party vendors’ infrastructure to meet the performance obligation of the node and to generate rewards, and because the vendors bear primary responsibility for ensuring the nodes remain operational and eligible for rewards, the Company has determined that it acts as the agent in these arrangements. Although the Company retains ownership of the underlying digital assets and directs certain aspects of the staking process, the nature and extent of the vendors’ involvement in delivering the staking service is the predominant factor in this assessment. Accordingly, the Company recognizes staking rewards on a net basis as revenue, net of fees paid to the third-party service providers.

The transaction price consists entirely of variable consideration in the form of staking rewards, which is contingent upon successful uptime requirements by the node operator. The Company constrains variable consideration until it is probable that a significant reversal of cumulative revenue recognized will not occur. Validators are required to maintain a minimum uptime of 90% (previously 80%) throughout the staking period. Failure to meet this threshold results in the forfeiture of all staking rewards for the validator and its delegators, including the Company. As such, the consideration the Company expects to receive is contingent upon the node operator’s performance and is accounted for as variable consideration under ASC 606, by analogy. The transaction price is measured at inception using either the most likely amount or expected value method, depending on which method the Company expects to better predict the amount of consideration to which it will be entitled. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty is subsequently resolved. The performance obligation is satisfied over time as the node operator maintains the required uptime throughout the staking period, since the customer simultaneously receives and consumes the benefit provided. The transaction price is recognized ratably over the staking period, subject to the variable consideration constraint. Revenue is not recognized until the uncertainty associated with the variable consideration is resolved, which is typically at the end of the validation period. As of the reporting year-end, there were no active validation periods in progress. The fair value of reward tokens is determined using quoted prices on the principal market for the related digital asset at contract inception, which corresponds to the date the staking arrangement is initiated and the transaction price is established. The performance obligation is satisfied over time throughout the staking period as the node operator maintains the required uptime.

The Company participates in liquid staking by staking AVAX in a liquid staking protocol rather than operating its own validator. The Company receives stAVAX tokens, a receipt token representing a claim on the underlying AVAX plus accumulated staking rewards, which are custodied in Bitgo. Unlike direct staking, rewards are not paid separately. Instead, the AVAX-to-stAVAX exchange rate increases over time. The Company may later redeem stAVAX assets for AVAX through the protocol. The Company recognizes the income through liquid staking when the Company earns the reward tokens and the rewards are measurable and realizable. As of December 31, 2025, the Company had 1,180,516 stAVAX tokens with a carrying value of approximately $15.2 million after recording a loss on impairment of $13.6 million. The Company did not recognize any reward tokens related to the liquid staking for the period from August 20, 2025 (inception) through December 31, 2025.

Restrictions on AVAX

Restrictions on AVAX

On or about October 1, 2025 (the Effective Date), the Company acquired a total of 8,658,685 restricted AVAX tokens from six counterparties, with a fair value of $106.5 million, pursuant to a combination of the Contribution Agreement, the TSA, and separate subscription or contribution agreements with each investor.

All AVAX tokens received by the Company are subject to contractual transfer restrictions that prevent the Company from selling, transferring, or otherwise disposing of the tokens during the applicable lockup periods. These restrictions are implemented through a combination of paper-lock provisions (contractual restrictions enforced through the terms of the applicable agreements) and P-chain lock provisions (protocol- enforced restrictions embedded at the Avalanche blockchain level). The lockup schedules vary by investor, with restriction periods ranging from approximately 7 months to approximately 56 months. Each tranche is subject to a staged unlock schedule under which tokens become freely transferable in periodic monthly increments over the restriction period.

The Company is permitted to engage in certain activities with respect to the restricted tokens during the lockup period, including protocol staking, liquid staking, yield generation, and limited liquidity provision, subject to the terms and conditions specified in the applicable agreements. The restrictions limit the Company’s ability to access the liquidity for these AVAX until the lock-up periods expire. The Company may be exposed to increased price volatility to restricted AVAX because it cannot sell these positions during the lock-up period. Changes in protocol governance, network performance or market conditions could affect the timing or value of future unlocks.

The Company considered the restrictions noted above in accordance with ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, and determined that all of the restrictions would be considered entity-specific or sales restrictions rather than restrictions on the underlying token (i.e. the restrictions don’t follow the underlying token), therefore the Company will not consider these restrictions in determining the fair value of the digital assets.

The following summarizes the restrictions on the locked AVAX as of March 31, 2026 and December 31, 2025:

	Fair value as of
AVAX tokens	March 31, 2026	Restriction period
7,317,966	$65,198,024	Tokens unlock over 48 equal monthly increments beginning September 2026 and concluding August 2030.
541,326	$4,822,842

Tokens unlock over a period spanning September 2025 through June 2027 at a rate of approximately 6-7% per month through October 2026, after which the schedule tapers off periodically through the conclusion of the unlock period in June 2027.

98,718	$879,508	Tokens unlock over a period spanning October 2025 through July 2026 with equal monthly increments of approximately 11.1%
143,573	$1,279,134	Tokens unlock over a period spanning March 2026 through August 2026, with equal monthly increments of approximately 16.7% per month.
13,233	$117,897	Tokens unlock over 24 equal monthly increments beginning October 2025 and concluding September 2027.
42,664	$380,106	Tokens unlock over 32 equal monthly increments beginning February 2025 and concluding September 2027.
8,157,480	$72,677,511

	Fair value as of
AVAX tokens	December 31, 2025	Restriction period
7,317,966	$90,010,982	Tokens unlock over 48 equal monthly increments beginning September 2026 and concluding August 2030.
833,003	10,245,937

Tokens unlock over a period spanning September 2025 through June 2027 at a rate of approximately 6-7% per month through October 2026, after which the schedule tapers off periodically through the conclusion of the unlock period in June 2027.

275,000	3,382,500	Tokens unlock over a period spanning October 2025 through July 2026 with equal monthly increments of approximately 11.1%
167,502	2,060,275	Tokens unlock over a period beginning March 2026 through August 2026, with equal monthly increments of approximately 16.7% per month.
15,439	189,900	Tokens unlock over 24 equal monthly increments beginning October 2025 and concluding September 2027.
49,775	612,233	Tokens unlock over 24 equal monthly increments beginning February 2025 and concluding September 2027.
8,658,685	$106,501,827

Restrictions on AVAX

On or about October 1, 2025 (the Effective Date), the Company acquired a total of approximately 8,658,685 restricted AVAX tokens from six counterparties, with a fair value of $106.5 million, pursuant to a combination of the Contribution Agreement, the TSA, and separate subscription or contribution agreements with each investor.

All AVAX tokens received by the Company are subject to contractual transfer restrictions that prevent the Company from selling, transferring, or otherwise disposing of the tokens during the applicable lockup periods. These restrictions are implemented through a combination of paper-lock provisions (contractual restrictions enforced through the terms of the applicable agreements) and P-chain lock provisions (protocol-enforced restrictions embedded at the Avalanche blockchain level). The lockup schedules vary by investor, with restriction periods ranging from approximately 7 months to approximately 56 months. Each tranche is subject to a staged unlock schedule under which tokens become freely transferable in periodic monthly increments over the restriction period.

The Company is permitted to engage in certain activities with respect to the restricted tokens during the lockup period, including protocol staking, liquid staking, yield generation, and limited liquidity provision, subject to the terms and conditions specified in the applicable agreements. The restrictions limit the Company’s ability to access the liquidity for these AVAX until the lock-up periods expire. The Company may be exposed to increased price volatility to restricted AVAX because it cannot sell these positions during the lock-up period. Changes in protocol governance, network performance or market conditions could affect the timing or value of future unlocks.

The Company considered the restrictions noted above in accordance with ASU 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, and determined that all of the restrictions would be considered entity-specific or sales restrictions rather than restrictions on the underlying token (i.e. the restrictions don’t follow the underlying token), therefore the Company will not consider these restrictions in determining the fair value of the digital assets.

The following summarizes the restrictions on the locked AVAX as of December 31, 2025:

AVAX
tokens	Fair value	Restriction period
7,317,966	$90,010,982	Tokens unlock over 48 equal monthly increments beginning September 2026 and concluding August 2030.
833,003	10,245,937

Tokens unlock over a period spanning September 2025 through June 2027 at a rate of approximately 6-7% per month through October 2026, after which the schedule tapers off periodically through the conclusion of the unlock period in June 2027.

275,000	3,382,500	Tokens unlock over a period beginning October 2025 through July 2026 with equal monthly increments of approximately 11.1%
167,502	2,060,275	Tokens unlock over a period beginning March 2026 through August 2026, with equal monthly increments of approximately 16.7% per month.
15,439	189,900	Tokens unlock over 24 equal monthly increments beginning October 2025 and concluding September 2027.
49,775	612,233	Tokens unlock over 24 equal monthly increments beginning February 2025 and concluding September 2027.
8,658,685	$106,501,827

Token Sale Liability

Token Sale Liability

The TSA represents an asset acquisition funded through a combination of cash, USDC and equity-based consideration. The token sale liability represents the fair value of the obligation to issue Pubco Class A stock to settle the remaining contractual consideration of $30.0 million. The token sale liability meets the criteria in ASC 480-10-25-14(a) for liability classification and the liability is subsequently remeasured at fair value each reporting period until settlement through issuance of shares.

Token Sale Liability

The TSA represents an asset acquisition funded through a combination of cash, USDC and equity-based consideration. The token sale liability represents the fair value of the obligation to issue Pubco Class A stock to settle the remaining contractual consideration of $30.0 million. The token sale liability meets the criteria in ASC 480-10-25-14(a) for liability classification and the liability is subsequently remeasured at fair value each reporting period until settlement through issuance of shares.

Subscription Receivable

Subscription Receivable

The Company records subscription receivables when Class A member units are issued pursuant to executed subscription agreements for which consideration, including cash, USDC, or digital assets, has not yet been received. Subscription receivables are presented as a contra-equity balance within members’ equity in the accompanying condensed balance sheets.

The subscription receivable is initially measured based on the fair value of the AVAX tokens to be received on the issuance date of the related Class A member units. Subsequent changes in the fair value of the AVAX tokens underlying the subscription receivable are recognized through equity as an adjustment to member interests and do not impact the unaudited condensed statements of operations.

As of March 31, 2026 and December 31, 2025, the subscription receivable represented 166,179 and 192,923 AVAX tokens to be received under executed subscription agreements, with carrying amounts of $5,125,002 and $5,922,749, respectively.

Subscription Receivable

The Company records subscription receivables when units in the Company are issued in exchange for executed subscription agreements for which cash, USDC, or digital assets have not yet been received. Subscription receivables are presented as a contra-equity balance within members’ equity. The subscription receivable is measured at the fair value of the AVAX tokens to be received on the date the Class A member units were issued. As of December 31, 2025, the subscription receivable represented 192,923 AVAX tokens to be received under executed subscription agreements with a carrying amount of $5,922,749 as of December 31, 2025.

Fair Value Measurement

Fair Value Measurement

The Company measures certain assets and liabilities at fair value in accordance with ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 — Inputs that are both significant to the fair value measurement and unobservable.

The estimated fair value of certain financial instruments, including cash, accounts payable, accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Fair Value Measurement

The Company measures certain assets and liabilities at fair value in accordance with ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 — Inputs that are both significant to the fair value measurement and unobservable.

The estimated fair value of certain financial instruments, including cash, accounts payable, accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Recently Issued Accounting Standards

Recent accounting pronouncements

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”) (“ASU 2024-03”), requires disclosures about specific types of expenses included in the expense captions presented on the face of the statement of operations, as well as disclosure about selling expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 31, 2026 and interim reporting periods within annual reporting periods beginning after December 31, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its unaudited condensed financial statements and disclosures.

Recent Accounting Pronouncements adopted

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-08, Intangibles — Goodwill and Other — Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. The ASU requires that certain crypto assets meeting defined criteria be measured at fair value at each reporting date, with changes in fair value reported in net income, and introduces enhanced disclosure requirements related to significant holdings, fair value measurement, restrictions on transfer, and a roll forward of activity. This ASU is effective for fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-08 on August 20, 2025, the date of inception. Because the Company did not exist in prior periods and therefore had no previously recognized crypto assets or related carrying amounts, adoption of the standard did not result in a cumulative-effect adjustment to opening retained earnings. The Company’s accounting and disclosures for crypto assets in the current period reflect the requirements of ASU 2023-08.

Recent accounting pronouncements

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE”) (“ASU 2024-03”), requires disclosures about specific types of expenses included in the expense captions presented on the face of the statement of operations, as well as disclosure about selling expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 31, 2026 and interim reporting periods within annual reporting periods beginning after December 31, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and disclosures.

Recent Accounting Pronouncements adopted

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance was issued in response to requests from investors for companies to disclose more information about their financial performance at the segment level. The ASU does not change how a public entity identifies its operating segments, aggregates them or applies the quantitative thresholds to determine its reportable segments. The standard requires a public entity to disclose significant segment expenses and other segment items on an annual and interim basis, and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that were previously required annually. Public entities with a single reportable segment are required to provide the new disclosures and all the disclosures previously required under ASC 280. The Company adopted the standard on August 20, 2025, the date of inception. The adoption of the new guidance did not have a material impact on the Company’s financial statements.

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-08, Intangibles—Goodwill and Other— Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. The ASU requires that certain crypto assets meeting defined criteria be measured at fair value at each reporting date, with changes in fair value reported in net income, and introduces enhanced disclosure requirements related to significant holdings, fair value measurement, restrictions on transfer, and a roll forward of activity. This ASU is effective for fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-08 on August 20, 2025, the date of inception. Because the Company did not exist in prior periods and therefore had no previously recognized crypto assets or related carrying amounts, adoption of the standard did not result in a cumulative-effect adjustment to opening retained earnings. The Company’s accounting and disclosures for crypto assets in the current period reflect the requirements of ASU 2023-08.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information related to income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. This ASU will be effective for the annual period beginning after December 15, 2025. The adoption of the new guidance did not have an impact on the Company’s financial statements.